Kumamoto Earthquake - Additional Information (Detail) - JPY (¥) ¥ in Millions	1 Months Ended	12 Months Ended
	Apr. 30, 2017	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Business Interruption Loss [Line Items]
Incremental losses and associated expenses directly related to the damage caused by earthquakes, together with other expenses		¥ 5,150,750	¥ 5,188,259	¥ 4,753,010
Insurance claim paid by insurance carriers	¥ 20,000
Other Operating Revenue
Business Interruption Loss [Line Items]
Difference amount recorded in other operating revenue from insurance recoveries	9,318
Repair Costs of Fixed Assets and a Loss on Disposal of Inventories
Business Interruption Loss [Line Items]
Incremental losses and associated expenses directly related to the damage caused by earthquakes, together with other expenses				16,682
Insurance recoveries				10,682
Insurance receivables agreed by insurance carriers				10,000
Remaining insurance receivables				682
Amount due to certain carrier as reinsurance				2,000
Amount paid to insurance carriers			¥ 2,000
Idle Facility Costs at Manufacturing Sites
Business Interruption Loss [Line Items]
Incremental losses and associated expenses directly related to the damage caused by earthquakes, together with other expenses				¥ 9,365
Business Interruption Coverage
Business Interruption Loss [Line Items]
Insurance receivables agreed by insurance carriers	¥ 10,000